STOCK OPTIONS AND WARRANTS - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Class of Warrant or Right [Line Items]
Number Outstanding	14,696,869	13,236,869	26,141,459	40,739,060
Exercise Price	$ 0.05
August 31, 2018 [Member]
Class of Warrant or Right [Line Items]
Issue Date	Aug. 31, 2018	Aug. 31, 2018
Expiry Date	Aug. 31, 2021	Aug. 31, 2021
Number Outstanding	4,800,000	4,800,000
Exercise Price	$ 0.05	$ 0.05
September 21, 2018 [Member]
Class of Warrant or Right [Line Items]
Issue Date	Sep. 21, 2018	Sep. 21, 2018
Expiry Date	Sep. 21, 2021	Sep. 21, 2021
Number Outstanding	2,427,500	2,427,500
Exercise Price	$ 0.05	$ 0.05
March 27, 2019 [Member]
Class of Warrant or Right [Line Items]
Issue Date	Mar. 27, 2019	Mar. 27, 2019
Expiry Date	Mar. 27, 2023	Mar. 27, 2023
Number Outstanding	5,969,369	6,009,369
Exercise Price	$ 0.04	$ 0.04
January 14, 2021 [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jan. 14, 2021
Expiry Date	Jan. 14, 2022
Number Outstanding	1,500,000
Exercise Price	$ 0.09
Warrant exercise price 1 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding		6,009,369
Exercise Price		$ 0.040
Warrant exercise price 2 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding		2,427,500
Exercise Price		$ 0.050
Warrant exercise price 3 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding		4,800,000
Exercise Price		$ 0.050